Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation [Abstract]
Schedule of Income Taxes Recognized in Comprehensive Income
Amounts recognized in Consolidated Statement of Comprehensive Income/(Loss):

	2023 $	2022 $	2021 $
For the year ended December 31
Income/(loss) for the year	(66,628)	(37,065)	(62,709)
Income tax expense/(benefit)	30,525	(55,719)	3,756
Income/(loss) before taxes	(36,103)	(92,783)	(58,953)

Schedule of Recognized Income Tax Expense
Recognized Income Tax Expense/(Benefit):

	2023 $	2022 $	2021 $
For the year ended December 31
Federal - current	(2,246)	13,065	22,138
State - current	(46)	1,336	109
Total current income tax expense/(benefit)	(2,292)	14,401	22,247
Federal - deferred	29,294	(48,240)	(15,416)
State - deferred	3,523	(21,880)	(3,075)

Total deferred income tax expense/(benefit)	32,817	(70,120)	(18,491)
Total income tax expense/(benefit), recognized	30,525	(55,719)	3,756

Schedule of Reconciliation of Effective Tax Rate
The Group is primarily subject to taxation in the U.S. A reconciliation of the U.S. federal statutory tax rate to the effective tax rate is as follows:

	2023		2022		2021
For the year ended December 31	$	%	$	%	$	%
US federal statutory rate	(7,573)	21.00	(19,486)	21.00	(12,380)	21.00
State taxes, net of federal effect	(3,974)	11.01	(8,043)	8.67	(4,484)	7.61
Tax credits	(9,167)	25.39	(6,876)	7.41	(5,056)	8.58
Stock-based compensation	589	(1.63)	788	(0.85)	555	(0.94)
Finance income/(costs) – fair value accounting	(556)	1.54	(28,783)	31.02	(2,017)	3.42
Loss with respect to associate for which no deferred tax asset is recognized	249	(0.69)	1,413	(1.52)	11,542	(19.58)
Revaluation of deferred due to rate change	—	0.00	(8,856)	9.54	—	—
Nondeductible compensation	872	(2.42)	300	(0.32)	746	(1.27)
Recognition of deferred tax assets and tax benefits not previously recognized	(433)	1.20	(184)	0.20	(414)	0.70
Unrecognized deferred tax asset	83,984	(232.63)	17,287	(18.63)	14,375	(24.38)
Deconsolidation of subsidiary	(17,506)	48.49	(3,572)	3.85	—	—
Other	1,321	(3.65)	293	(0.32)	889	(1.51)
Worthless stock deduction	(17,281)	47.87	—	—	—	—
	30,525	(84.52)	(55,719)	60.05	3,756	(6.37)

Schedule of Deferred Taxes
Deferred tax assets have been recognized in the U.S. jurisdiction in respect of the following items:

	2023 $	2022 $
For the year ended December 31
Operating tax losses	3,849	48,317
Tax credits	2,425	11,101
Share-based payments	5,210	8,423
Capitalized research & development expenditures	39,422	36,084
Investment in Associates	—	13,036
Lease liability	5,133	7,143
Sale of future royalties	35,920	—
Other temporary differences	1,770	2,957
Deferred tax assets	93,729	127,061
Investments held at fair value	(53,411)	(47,877)
Right of use assets	(2,330)	(3,519)
Property and equipment, net	(1,637)	(2,348)
Investment in Associates	(755)	—
Deferred tax liabilities	(58,133)	(53,744)
Deferred tax assets (liabilities), net	35,596	73,317
Deferred tax liabilities, net, recognized	(52,462)	(19,645)
Deferred tax assets (liabilities), net, not recognized	88,058	92,962

Schedule of Unrecognized Deferred Tax Assets
Deferred tax assets have not been recognized in respect of the following carryforward losses, credits and temporary differences, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

	2023 $		2022 $
For the year ended December 31
	Gross Amount	Tax Effected	Gross Amount	Tax Effected
Deductible temporary difference	353,323	83,741	132,145	33,544
Tax losses	13,681	3,849	219,466	48,317
Tax credits	468	468	11,101	11,101
Total	367,472	88,058	362,712	92,962

Schedule of Unrecognized Tax Losses and Tax Credits Carryforwards
Tax losses and tax credits for which no deferred tax asset was recognized are presented below:

As of December 31	2023 $		2022 $

	Gross Amount	Tax Effected	Gross Amount	Tax Effected
Tax losses expiring:
Within 10 years	4,741	1,284	23,930	5,387
More than 10 years	6,635	1,455	42,822	10,509
Available Indefinitely	2,305	1,110	152,714	32,421
Total	13,681	3,849	219,466	48,317
Tax credits expiring:
Within 10 years	43	43	43	43
More than 10 years	425	425	11,058	11,058
Available indefinitely	—	—	—	—
Total	468	468	11,101	11,101

Schedule of Tax Balances as Presented in Statement of Financial Position
Tax Balances
The tax related balances presented in the Statement of Financial Position are as follows:

For the year ended December 31	2023 $	2022 $
Income tax receivable – current	11,746	10,040
Trade and other payables	—	(57)